Sep. 30, 2019
Virtus Tactical Allocation Fund
Virtus Tactical Allocation Fund

Virtus Equity Trust

Virtus Tactical Allocation Fund, a series of Virtus Equity Trust

Supplement dated December 18, 2020 to the Summary Prospectus and Statutory Prospectus,

each dated October 19, 2020, as supplemented

Important Notice to Investors

Effective February 1, 2021, certain changes relating to sales charges and compensation to dealers will be made. These changes include lowered Sales Charges for Class A Shares of the funds and dealers will no longer need to have an aggregate value of $50,000 or more per fund CUSIP to qualify for payment of 12b-1 fees. In addition, a maximum purchase amount will be applied to purchases of Class C Shares. Please see below for details about these changes.

Summary Prospectus Changes

Beginning on February 1, 2021, the Class A Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price) will be 5.50%. Prior to February 1, 2021, the Class A Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price) will remain 5.75%.

In addition, for the same funds listed above, the “Performance Information” section of the summary prospectuses reflects the higher sales charge before it will be lowered. Therefore, if you purchase Class A Shares with the new sales charges effective February 1, 2021, the Performance Information section of the summary prospectuses may be different than what is stated in the current prospectuses.

Investors should retain this supplement with the Prospectuses for future reference.